EXPLORATION AND EVALUATION EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EXPLORATION AND EVALUATION
Exploration and evaluation expenses	$ 34,595	$ 34,616
Camino Rojo
EXPLORATION AND EVALUATION
Exploration and evaluation expenses	8,071	8,740
South Railroad
EXPLORATION AND EVALUATION
Exploration and evaluation expenses	20,875	19,377
Cerro Quema
EXPLORATION AND EVALUATION
Exploration and evaluation expenses	5,245	6,001
Other
EXPLORATION AND EVALUATION
Exploration and evaluation expenses	$ 404	$ 498